Operating profit (Tables)	12 Months Ended
Dec. 31, 2021
Operating Profit [Line Items]
Summary of Information About Profit Loss

The following items have been included in operating profit:	2021 £m	2020 £m	2019 £m
Employee costs (Note 9)	9,003	10,249	9,855

Advertising	1,806	1,777	1,567

Distribution costs	379	408	393

Depreciation of property, plant and equipment	982	989	1,017

Impairment of property, plant and equipment, net of reversals	103	443	669

Depreciation of right of use assets	213	225	214

Impairment of right of use assets	7	3	2

Amortisation of intangible assets	1,181	1,137	1,103

Impairment of intangible assets, net of reversals	416	257	126

Impairment of property, plant and equipment held for sale, net of reversals	1	3	–

Impairment of intangible assets held for sale, net of reversals	1	20	1

Impairment of goodwill allocated to a disposal group, net of reversals	–	16	4

Net foreign exchange (gains)/losses	(2)	110	(37)

Inventories:

Cost of inventories included in cost of sales	9,192	9,480	9,482

Write-down of inventories	946	699	578

Reversal of prior year write-down of inventories	(384)	(274)	(230)

Short-term lease charge	7	11	12

Low-value lease charge	3	5	4

Variable lease payments	10	11	13

Fees payable to the company’s auditor and its associates in relation to the Group (see below)	31.7	29.9	30.4

Summary of Auditors Remuneration

Fees payable to the company’s auditor and its associates:	2021 £m	2020 £m	2019 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	13.2	13.8	15.6

Audit of the company’s subsidiaries	14.5	14.5	13.5
Total audit services	27.7	28.3	29.1

Audit related and other assurance services	4.0	1.6	1.2

All other services	–	–	0.1
Total audit-related and non-audit services	4.0	1.6	1.3
	31.7	29.9	30.4

Pension schemes [member]
Operating Profit [Line Items]
Summary of Auditors Remuneration	In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2021 £m	2020 £m	2019 £m
Audit	0.2	0.2	0.2

Other services	–	–	–